Pioneer Multi-Asset Income Fund

Schedule of Investments | October 31, 2021

Ticker Symbols:
Class A	PMAIX
Class C	PMACX
Class K	PMFKX
Class R	PMFRX
Class Y	PMFYX

Schedule of Investments | 10/31/21 (unaudited)

	Shares			Value
			UNAFFILIATED ISSUERS - 95.3%
			COMMON STOCKS - 51.8% of Net Assets
			Aerospace & Defense - 0.6%
	573,435		Hensoldt AG	$9,266,412
			Total Aerospace & Defense	$9,266,412
			Air Freight & Logistics - 0.7%
	431,634		Cia de Distribucion Integral Logista Holdings SA	$9,200,190
	8,334		United Parcel Service, Inc., Class B	1,779,059
			Total Air Freight & Logistics	$10,979,249
			Automobiles - 0.2%
	151,261		Stellantis NV	$3,016,035
			Total Automobiles	$3,016,035
			Banks - 11.3%
	1,738,086		ABN AMRO Bank NV (144A)	$25,567,216
	12,623,000		Bank of China, Ltd., Class H	4,462,488
	639,640		Grupo Financiero Banorte SAB de CV	4,044,415
	210,631		Hana Financial Group, Inc.	8,068,711
	120,958		ING Groep NV	1,834,377
	589,600		Itau Unibanco Holding SA	2,447,479
	1,216,688		KB Financial Group, Inc.	58,622,588
	6,928,200		Mitsubishi UFJ Financial Group, Inc.	37,859,847
	4,881,964		Natwest Group PLC	14,774,858
	92,400		Sumitomo Mitsui Financial Group, Inc.	3,018,219
	166,500		Sumitomo Mitsui Trust Holdings, Inc.	5,486,907
	355,987		Wells Fargo & Co.	18,212,295
			Total Banks	$184,399,400
			Beverages - 0.5%
	196,300		Asahi Group Holdings, Ltd.	$8,886,618
			Total Beverages	$8,886,618
			Biotechnology - 1.9%
	266,200		AbbVie, Inc.	$30,525,154
			Total Biotechnology	$30,525,154
			Capital Markets - 0.9%
	94,138		AllianceBernstein Holding LP	$5,308,442
	130,191		Brightsphere Investment Group, Inc.	3,903,126
	67,819		Lazard, Ltd.	3,322,453
	98,712		UBS Group AG	1,794,812
BRL	13,613	(a)	XP, Inc.	448,482
			Total Capital Markets	$14,777,315
			Chemicals - 0.1%
	1,752,813		Chevron Lubricants Lanka Plc	$994,133
			Total Chemicals	$994,133
			Construction & Engineering - 0.5%
	16,436,000		Sinopec Engineering Group Co., Ltd., Class H	$8,662,870
			Total Construction & Engineering	$8,662,870
			Diversified Financial Services - 0.2%
	188,900		ORIX Corp.	$3,739,363
			Total Diversified Financial Services	$3,739,363
			Diversified Telecommunication Services - 1.3%
	219,026		AT&T, Inc.	$5,532,597
	858,834		Deutsche Telekom AG	15,961,051
			Total Diversified Telecommunication Services	$21,493,648
			Electric Utilities - 0.6%
	236,121		FirstEnergy Corp.	$9,097,742
			Total Electric Utilities	$9,097,742
			Electrical Equipment - 0.2%
	204,500		Mitsubishi Electric Corp.	$2,737,677
			Total Electrical Equipment	$2,737,677
			Financials - 0.8%
	69,239		Citigroup, Inc.	$4,788,569
	34,839		Willis Towers Watson Plc	8,440,793
			Total Financials	$13,229,362
			Food & Staples Retailing - 1.8%
	48,440		Magnit PJSC	$4,420,732
	692,115		Magnit PJSC (G.D.R.)	12,817,970
	262,100		Seven & i Holdings Co., Ltd.	11,002,609
	48,325		X5 Retail Group NV (G.D.R.)	1,644,983
			Total Food & Staples Retailing	$29,886,294
			Gas Utilities - 0.7%
	519,203		Enagas SA	$11,645,847
			Total Gas Utilities	$11,645,847
			Health Care - 2.0%
	493,585		Gilead Sciences, Inc.	$32,023,795
			Total Health Care	$32,023,795
			Information Technology - 0.9%
	271,275		Cisco Systems, Inc.	$15,183,262
			Total Information Technology	$15,183,262
	Shares			Value
			Insurance - 2.0%
	14,122		Allianz SE	$3,283,496
	138,341		Hartford Financial Services Group, Inc.	10,089,209
	34,799		NN Group NV	1,863,183
	335,277		Old Republic International Corp.	8,660,205
	484,500		Ping an Insurance Group Co. of China, Ltd., Class H	3,481,669
	144,800		Power Corp. of Canada	4,823,351
			Total Insurance	$32,201,113
			Internet & Direct Marketing Retail - 0.3%
	68,157		eBay, Inc.	$5,229,005
			Total Internet & Direct Marketing Retail	$5,229,005
			IT Services - 2.2%
	289,653		International Business Machines Corp.	$36,235,590
			Total IT Services	$36,235,590
			Leisure Products - 0.1%
	5,134,000		Honma Golf, Ltd. (144A)	$2,263,767
			Total Leisure Products	$2,263,767
			Media - 0.0%†
	116,684	(a)	Atresmedia Corp. de Medios de Comunicacion SA	$476,379
			Total Media	$476,379
			Metals & Mining - 0.6%
	41,161		Rio Tinto Plc	$2,569,439
	226,689		Teck Resources, Ltd., Class B	6,324,623
			Total Metals & Mining	$8,894,062
			Mortgage Real Estate Investment Trusts (REITs) - 2.4%
	599,658		AGNC Investment Corp.	$9,546,555
	226,087		Angel Oak Mortgage, Inc.	4,010,783
	39,684		Great Ajax Corp.	561,926
	561,217		Ladder Capital Corp.	6,734,604
	961,952		New Residential Investment Corp.	10,927,775
	1,241,431		Two Harbors Investment Corp.	7,969,987
			Total Mortgage Real Estate Investment Trusts (REITs)	$39,751,630
			Oil, Gas & Consumable Fuels - 12.6%
	1,706,823		BP Plc	$8,181,720
	1,179,009		BW LPG, Ltd. (144A)	6,279,712
	25,199		ConocoPhillips	1,877,073
	33,400		DT Midstream, Inc.	1,601,864
	482,800		Enable Midstream Partners LP	3,929,992
	753,700		ENEOS Holdings, Inc.	3,040,868
	2,311,440		Energy Transfer LP	21,981,794
	201,954		Enterprise Products Partners LP	4,580,317
	945,700		Inpex Corp.	7,903,317
	47,954		LUKOIL PJSC (A.D.R.)	4,892,747
	49,022		Magellan Midstream Partners LP	2,402,078
	592,652		Marathon Oil Corp.	9,672,081
	49,821		Marathon Petroleum Corp.	3,284,698
	768,080		MPLX LP	23,134,570
	500,737		PBF Logistics LP	6,860,097
	89,620		Pioneer Natural Resources Co.	16,757,148
	1,271,403		Rosneft Oil Co. PJSC (G.D.R.)	11,328,201
	1,419,684		Royal Dutch Shell Plc, Class B (A.D.R.)	65,078,315
	202,020		Shell Midstream Partners LP	2,513,129
			Total Oil, Gas & Consumable Fuels	$205,299,721
			Pharmaceuticals - 4.0%
	102,800		Eisai Co., Ltd.	$7,243,784
	1,342,195		Pfizer, Inc.	58,707,609
			Total Pharmaceuticals	$65,951,393
			Semiconductors & Semiconductor Equipment - 0.5%
	37,250		MKS Instruments, Inc.	$5,589,363
	23,782		QUALCOMM, Inc.	3,163,957
			Total Semiconductors & Semiconductor Equipment	$8,753,320
			Software - 0.7%
	72,635	(a)	VMware, Inc.	$11,018,730
			Total Software	$11,018,730
			Technology Hardware, Storage & Peripherals - 1.1%
	339,000		Asustek Computer, Inc.	$4,298,847
	904,248		Hewlett Packard Enterprise Co.	13,247,233
			Total Technology Hardware, Storage & Peripherals	$17,546,080
			Trading Companies & Distributors - 0.1%
	52,100		Inaba Denki Sangyo Co., Ltd.	$1,246,759
			Total Trading Companies & Distributors	$1,246,759
			TOTAL COMMON STOCKS
			(Cost $757,726,741)	$845,411,725
			PREFERRED STOCK - 0.0%† of Net Assets
	7,000		Qurate Retail, Inc., 8.0%, 3/15/31	$764,260
			TOTAL PREFERRED STOCK
			(Cost $698,222)	$764,260
	Principal Amount USD ($)			Value
			ASSET BACKED SECURITIES - 0.4% of Net Assets
	1,150,000		American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64%, 5/15/28 (144A)	$1,133,768
	575,000		AMSR Trust, Series 2020-SFR2, Class G, 4.0%, 7/17/37 (144A)	577,996
	852,000		Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	843,711
	2,400,000		JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class G, 8.482%, 12/26/28 (144A)	2,377,640
	500,000		Rosy Blue Carat SA, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	475,000
	800,000	(b)	STAR Trust, Series 2021-SFR1, Class H, 4.536% (1 Month USD LIBOR + 445 bps), 4/17/38 (144A)	810,520
			TOTAL ASSET BACKED SECURITIES
			(Cost $6,228,986)	$6,218,635
			COLLATERALIZED MORTGAGE OBLIGATIONS - 3.8% of Net Assets
	290,000	(b)	Bellemeade Re, Ltd., Series 2020-3A, Class B1, 6.439% (1 Month USD LIBOR + 635 bps), 10/25/30 (144A)	$307,165
	2,100,000	(b)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 4.939% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	2,241,583
	470,000	(b)	Bellemeade Re, Ltd., Series 2020-4A, Class B1, 5.089% (1 Month USD LIBOR + 500 bps), 6/25/30 (144A)	470,001
	1,900,000	(c)	CFMT LLC, Series 2020-HB4, Class M4, 4.948%, 12/26/30 (144A)	1,896,986
	1,270,000	(c)	CFMT LLC, Series 2020-HB4, Class M5, 6.0%, 12/26/30 (144A)	1,266,156
	1,000,000	(c)	CFMT LLC, Series 2021-HB5, Class M4, 5.683%, 2/25/31 (144A)	992,197
	4,100,000	(b)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.339% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	4,406,255
	2,860,000	(b)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 6.05% (SOFR30A + 600 bps), 10/25/41 (144A)	2,852,850
	2,700,000	(b)	Eagle Re, Ltd., Series 2019-1, Class B1, 4.589% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	2,781,981
	4,430,000	(b)	Eagle Re, Ltd., Series 2020-2, Class B1, 7.089% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	4,533,597
	2,670,000	(b)	Eagle Re, Ltd., Series 2020-2, Class M2, 5.689% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	2,709,875
	2,900,000	(b)	Eagle Re, Ltd., Series 2021-1, Class M2, 4.499% (SOFR30A + 445 bps), 10/25/33 (144A)	2,979,878
	1,460,000	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.189% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	1,518,283
	1,100,000	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B2, 9.439% (1 Month USD LIBOR + 935 bps), 6/25/50 (144A)	1,333,634
	1,065,000	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 4.849% (SOFR30A + 480 bps), 10/25/50 (144A)	1,126,701
	2,300,000	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B2, 11.549% (SOFR30A + 1,150 bps), 10/25/50 (144A)	3,057,557
	850,000	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B1, 3.049% (SOFR30A + 300 bps), 12/25/50 (144A)	860,846
	2,675,000	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.699% (SOFR30A + 565 bps), 12/25/50 (144A)	2,881,616
	2,765,000	(b)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.799% (SOFR30A + 475 bps), 1/25/51 (144A)	2,866,297
	2,170,000	(b)	Freddie Mac Stacr Remic Trust, Series 2021-DNA3, Class B2, 6.299% (SOFR30A + 625 bps), 10/25/33 (144A)	2,452,107
	3,530,000	(b)	Freddie Mac Stacr Remic Trust, Series 2021-DNA5, Class B2, 5.549% (SOFR30A + 550 bps), 1/25/34 (144A)	3,701,893
	2,910,000	(b)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.049% (SOFR30A + 500 bps), 8/25/33 (144A)	3,000,499
	1,262,220	(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class B, 10.839% (1 Month USD LIBOR + 1,075 bps), 3/25/25	1,296,071
	1,900,000	(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.449% (SOFR30A + 740 bps), 11/25/50 (144A)	2,278,543
	17,446		Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	11,353
	176,418		Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	3,215
	430,000	(b)	Home Re, Ltd., Series 2020-1, Class B1, 7.089% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	446,764
	1,690,000	(b)	Home Re, Ltd., Series 2020-1, Class M2, 5.339% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	1,744,809
	3,170,000	(b)	Home Re, Ltd., Series 2021-2, Class B1, 4.199% (SOFR30A + 415 bps), 1/25/34 (144A)	3,169,995
	1,550,000	(b)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.339% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	1,609,283
	400,000	(b)	Triangle Re, Ltd., Series 2020-1, Class B1, 7.839% (1 Month USD LIBOR + 775 bps), 10/25/30 (144A)	416,274
	560,000	(b)	Triangle Re, Ltd., Series 2021-1, Class B1, 4.589% (1 Month USD LIBOR + 450 bps), 8/25/33 (144A)	565,293
	310,000	(c)	Verus Securitization Trust, Series 2020-INV1, Class B1, 5.75%, 3/25/60 (144A)	322,331
	430,000	(c)	Verus Securitization Trust, Series 2020-INV1, Class B2, 6.0%, 3/25/60 (144A)	442,273
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $59,409,004)	$62,544,161
			COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2% of Net Assets
	275,000	(b)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 7.799% (SOFR30A + 775 bps), 1/25/51 (144A)	$325,166
	2,500,000	(b)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.839% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	2,600,845
	Principal Amount USD ($)			Value
			COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
	258,471	(c)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	$257,332
			TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
			(Cost $2,576,584)	$3,183,343
			CONVERTIBLE CORPORATE BONDS - 0.8% of Net Assets
			Banks - 0.8%
	99,200		Royal Bank of Canada, 8.12%, 6/14/22 (144A)	$6,966,320
	15,700		Royal Bank of Canada, 10.56%, 8/15/22 (144A)	2,768,695
	21,000		Royal Bank of Canada, 13.89%, 10/18/22	3,451,875
			Total Banks	$13,186,890
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $12,939,205)	$13,186,890
			CORPORATE BONDS - 15.0% of Net Assets
			Advertising - 0.2%
	1,860,000		Clear Channel Outdoor Holdings, Inc., 7.5%, 6/1/29 (144A)	$1,902,548
	570,000		Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	590,209
			Total Advertising	$2,492,757
			Airlines - 0.1%
	468,432		British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	$546,404
	1,720,000		Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	1,871,979
			Total Airlines	$2,418,383
			Auto Parts & Equipment - 0.3%
	2,617,000		American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$2,688,968
	1,773,000		Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	1,843,920
			Total Auto Parts & Equipment	$4,532,888
			Banks - 2.6%
	102,800		Credit Suisse AG, 0.0%, 5/10/22	$3,521,393
	1,818,000		Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,836,180
	8,650,000	(c)(d)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	9,504,231
	5,857,000	(c)(d)	Lloyds Banking Group Plc, 7.5% (5 Year USD Swap Rate + 450 bps)	6,723,027
	8,125,000	(c)(d)	Natwest Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	9,526,563
	24,300		Toronto-Dominion Bank, 9.68%, 4/11/22	3,788,722
	223,400		Toronto-Dominion Bank, 18.38%, 3/22/22	8,010,566
			Total Banks	$42,910,682
			Commercial Services - 0.2%
	2,255,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$2,424,125
			Total Commercial Services	$2,424,125
			Diversified Financial Services - 5.0%
	29,900		Citigroup Global Markets Holdings, Inc., 6.51%, 10/18/22 (144A)	$6,482,768
	106,000		Citigroup Global Markets Holdings, Inc., 8.66%, 7/6/22 (144A)	5,141,000
	11,800		Citigroup Global Markets Holdings, Inc., 10.25%, 4/11/22 (144A)	3,939,194
	128,000		Citigroup Global Markets Holdings, Inc., 10.66%, 2/15/22 (144A)	8,624,640
	23,900		Citigroup Global Markets Holdings, Inc., 10.8%, 4/11/22 (144A)	3,545,326
	94,400		Citigroup Global Markets Holdings, Inc., 10.99%, 6/10/22 (144A)	4,557,632
	76,700		Citigroup Global Markets Holdings, Inc., 11.52%, 5/3/22 (144A)	4,470,076
	41,200		Citigroup Global Markets Holdings, Inc., 12.55%, 4/11/22 (144A)	3,014,604
	62,800		Citigroup Global Markets Holdings, Inc., 12.96%, 4/11/22 (144A)	3,445,208
	104,600		Citigroup Global Markets Holdings, Inc., 15.15%, 10/17/22 (144A)	4,644,763
	65,900		Goldman Sachs International, 11.01%, 2/23/22	9,209,525
	46,400		Goldman Sachs International, 13.27%, 2/15/22	6,406,216
	105,600		Goldman Sachs International, 16.4%, 3/22/22	5,955,312
	44,100		Merrill Lynch International & Co. CV, 0.136%, 5/13/22	1,713,766
	217,200		Merrill Lynch International & Co. CV, 0.209%, 9/30/22	4,336,398
	2,920,000		Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	2,934,600
	2,710,000		VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	2,925,174
			Total Diversified Financial Services	$81,346,202
			Entertainment - 0.3%
	4,396,000		Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	$4,665,255
			Total Entertainment	$4,665,255
			Media - 0.0%†
	724,000		Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	$215,908
			Total Media	$215,908
			Oil & Gas - 0.0%†
ARS	22,000,000		YPF SA, 16.5%, 5/9/22 (144A)	$209,576
			Total Oil & Gas	$209,576
			Pipelines - 0.4%
	2,200,000		Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	$2,244,000
	1,669,000	(c)(d)	Energy Transfer LP, 6.25% (3 Month USD LIBOR + 403 bps)	1,520,359
	3,328,000		EnLink Midstream Partners LP, 5.6%, 4/1/44	3,264,435
			Total Pipelines	$7,028,794
			Retail - 0.2%
	3,180,000		AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$3,140,346
			Total Retail	$3,140,346
			Telecommunications - 4.5%
	32,801,000		Lumen Technologies, Inc., 7.6%, 9/15/39	$36,190,655
	Principal Amount USD ($)			Value
			Telecommunications - (continued)
	34,322,000		Lumen Technologies, Inc., 7.65%, 3/15/42	$37,754,200
			Total Telecommunications	$73,944,855
			Transportation - 1.2%
	2,065,000		Danaos Corp., 8.5%, 3/1/28 (144A)	$2,263,240
	140,100		UBS AG, 8.6%, 4/26/22	6,497,838
	158,500		UBS AG, 11.1%, 5/27/22	11,372,375
			Total Transportation	$20,133,453
			TOTAL CORPORATE BONDS
			(Cost $227,288,585)	$245,463,224
			FOREIGN GOVERNMENT BONDS - 2.7% of Net Assets
			Brazil - 1.2%
BRL	46,234,000		Brazil Notas do Tesouro Nacional Serie F, 10.0%, 1/1/29	$7,410,810
BRL	47,110,000		Brazil Notas do Tesouro Nacional Serie F, 10.0%, 1/1/31	7,446,356
BRL	22,146,000		Brazilian Government International Bond, 10.25%, 1/10/28	3,865,079
			Total Brazil	$18,722,245
			Russia - 1.4%
RUB	578,393,000		Russian Federal Bond - OFZ, 7.0%, 8/16/23	$7,997,297
RUB	535,294,000		Russian Federal Bond - OFZ, 7.7%, 3/23/33	7,368,518
RUB	546,435,000		Russian Federal Bond - OFZ, 8.15%, 2/3/27	7,710,776
			Total Russia	$23,076,591
			Trinidad - 0.1%
	2,113,000		Trinidad & Tobago Government International Bond, 4.5%, 8/4/26 (144A)	$2,192,258
			Total Trinidad	$2,192,258
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $49,895,982)	$43,991,094
			INSURANCE-LINKED SECURITIES - 3.4% of Net Assets#
			Event Linked Bonds - 1.7%
			Earthquakes - U.S. - 0.0%†
	250,000	(b)	Sakura Re, 4.041% (3 Month U.S. Treasury Bill + 400 bps), 4/7/25 (144A)	$254,300
	500,000	(b)	Torrey Pines Re Pte, Ltd., 4.041% (3 Month U.S. Treasury Bill + 400 bps), 6/7/24 (144A)	500,550
				$754,850
			Inland Flood - U.S. - 0.1%
	1,350,000	(b)	FloodSmart Re, 13.041% (3 Month U.S. Treasury Bill + 1,300 bps), 3/1/24 (144A)	$1,275,885
	500,000	(b)	FloodSmart Re, 15.121% (3 Month U.S. Treasury Bill + 1,508 bps), 2/27/23 (144A)	486,550
				$1,762,435
			Multiperil - Florida - 0.0%†
	250,000	(b)	Sanders Re II, 5.471% (3 Month U.S. Treasury Bill + 543 bps), 6/7/23 (144A)	$253,125

			Multiperil - U.S. - 0.5%
	700,000	(b)	Bonanza Re, 4.911% (3 Month U.S. Treasury Bill + 487 bps), 2/20/24 (144A)	$714,770
	250,000	(b)	Caelus Re VI, 5.421% (3 Month U.S. Treasury Bill + 538 bps), 6/7/23 (144A)	259,350
	1,250,000	(b)	Easton Re Pte, 4.041% (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	1,266,125
	500,000	(b)	Four Lakes Re, 7.041% (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	507,350
	500,000	(b)	Four Lakes Re, 9.541% (3 Month U.S. Treasury Bill + 950 bps), 1/5/24 (144A)	509,750
	500,000	(b)	Herbie Re, 9.041% (3 Month U.S. Treasury Bill + 900 bps), 1/8/25 (144A)	530,250
	1,000,000	(b)	Residential Reinsurance 2020, 6.551% (3 Month U.S. Treasury Bill + 651 bps), 12/6/24 (144A)	1,028,900
	1,250,000	(b)	Sanders Re II, 3.541% (3 Month U.S. Treasury Bill + 350 bps), 4/7/25 (144A)	1,262,500
	1,250,000	(b)	Sussex Capital UK Pcc, Ltd., 7.791% (3 Month U.S. Treasury Bill + 775 bps), 1/8/25 (144A)	1,292,125
				$7,371,120
			Multiperil - U.S. & Canada - 0.4%
	250,000	(b)	Kilimanjaro III Re, 4.291% (3 Month U.S. Treasury Bill + 425 bps), 4/21/25 (144A)	$257,250
	250,000	(b)	Kilimanjaro III Re, 4.291% (3 Month U.S. Treasury Bill + 425 bps), 4/20/26 (144A)	255,650
	250,000	(b)	Kilimanjaro III Re, 4.541% (3 Month U.S. Treasury Bill + 450 bps), 4/21/25 (144A)	254,950
	250,000	(b)	Kilimanjaro III Re, 4.541% (3 Month U.S. Treasury Bill + 450 bps), 4/20/26 (144A)	255,125
	250,000	(b)	Kilimanjaro III Re, 11.291% (3 Month U.S. Treasury Bill + 1,125 bps), 4/21/25 (144A)	251,625
	250,000	(b)	Kilimanjaro III Re, 11.291% (3 Month U.S. Treasury Bill + 1,125 bps), 4/20/26 (144A)	251,325
	500,000	(b)	Mona Lisa Re, 7.041% (3 Month U.S. Treasury Bill + 700 bps), 7/10/28 (144A)	506,250
	250,000	(b)	Mona Lisa Re, 8.041% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	252,475
	500,000	(b)	Mystic Re IV, Ltd., 9.041% (3 Month U.S. Treasury Bill + 900 bps), 1/8/24 (144A)	513,650
	1,750,000	(b)	Mystic Re IV, Ltd., 9.996% (3 Month U.S. Treasury Bill + 996 bps), 1/8/25 (144A)	1,767,675
	500,000	(b)	Mystic Re IV, Ltd., 19.498% (3 Month U.S. Treasury Bill + 1,946 bps), 1/8/25 (144A)	499,500
	500,000	(b)	Vista Re, 6.791% (3 Month U.S. Treasury Bill + 675 bps), 5/21/24 (144A)	509,000
				$5,574,475
			Multiperil - U.S. Regional - 0.0%†
	750,000	(b)	Long Point Re III 2018, 2.791% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$754,875

			Multiperil - Worldwide - 0.1%
	1,000,000	(b)	Northshore Re II, 5.791% (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$1,031,500

			Pandemic - U.S. - 0.0%†
	250,000	(b)	Vitality Re XI, 1.841% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$244,425

			Windstorm - Florida - 0.1%
	1,250,000	(b)	First Coast Re III Pte Ltd., 6.041% (3 Month U.S. Treasury Bill + 600 bps), 4/7/25 (144A)	$1,284,750
	750,000	(b)	Merna Reinsurance II Ltd., 5.541% (3 Month U.S. Treasury Bill + 550 bps), 7/8/24 (144A)	770,775
				$2,055,525
	Principal Amount USD ($)			Value
			Windstorm - Jamaica - 0.0%†
	750,000	(b)	International Bank for Reconstruction & Development, 4.5% (SOFRRATE + 445 bps), 12/29/23 (144A)	$757,350

			Windstorm - Japan - 0.0%†
	500,000	(b)	Sakura Re, 2.291% (3 Month U.S. Treasury Bill + 225 bps), 4/7/25 (144A)	$510,100

			Windstorm - North Carolina - 0.1%
	1,000,000	(b)	Cape Lookout Re, 3.291% (1 Month U.S. Treasury Bill + 325 bps), 3/22/24 (144A)	$1,008,000

			Windstorm - Texas - 0.1%
	1,250,000	(b)	Alamo Re, 4.041% (3 Month U.S. Treasury Bill + 400 bps), 6/7/24 (144A)	$1,279,875

			Windstorm - U.S. - 0.0%†
	500,000	(b)	Bonanza Re, 4.791% (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$509,050

			Windstorm - U.S. Regional - 0.3%
	500,000		Matterhorn Re, 12/7/21 (144A)	$497,500
	750,000	(b)	Matterhorn Re, 4.326% (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	764,025
	2,000,000	(b)	Matterhorn Re, 5.576% (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	2,016,400
	500,000	(b)	Matterhorn Re, 10.041% (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/21 (144A)	504,100
	250,000	(b)	Matterhorn Re 2020-2, 6.291% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	250,450
				$4,032,475
			Total Event Linked Bonds	$27,899,180

Face Amount USD ($)
		Collateralized Reinsurance - 0.5%
		Multiperil - Massachusetts - 0.0%†
500,000+(a)(e)		Denning Re 2021, 7/31/25	$496,550

		Multiperil - U.S. - 0.3%
1,800,000+(a)(e)		Ballybunion Re, 2/28/23	$557,100
2,000,000+(a)(e)		Ballybunion Re 2021, 1/31/25	2,061,552
1,500,000+(a)(e)		Ballybunion Re 2021-2, 6/30/25	1,500,000
750,000+(a)(e)		Ballybunion Re 2021-3, 7/31/25	750,000
300,000+(a)(e)		Dingle Re 2019, 2/1/23	6,158
250,000+(a)(e)		Dingle Re 2020, 12/31/22	258,623
			$5,133,433
		Multiperil - U.S. Regional - 0.1%
500,000+(a)(e)		Alisa Re 2021, 6/30/25	$509,781

		Multiperil - Worldwide - 0.1%
700,000+(a)(e)		Cypress Re 2017, 1/31/23	$70
500,000+(a)(e)		Limestone Re, 3/1/24 (144A)	89,250
26,000+(e)		Limestone Re 2019-A, 9/9/22 (144A)	—
19,000+(e)		Limestone Re 2019-B, 9/9/22 (144A)	—
250,000+(a)(e)		Merion Re 2021-1, 12/31/24	205,000
250,000+(a)(e)		Old Head Re 2021, 12/31/24	240,647
700,000+(a)(e)		Resilience Re, 5/1/22	—
300,000+(a)(e)		Walton Health Re 2019, 6/30/22	252,101
250,000+(a)(e)		Walton Health Re 2021, 1/15/24	175,000
			$962,068
		Windstorm - Florida - 0.0%†
250,000+(a)(f)		Isosceles Re 2021, 6/30/25	$248,575

		Windstorm - U.S. - 0.0%†
250,000+(e)		Shadow Creek Re 2021, 7/31/25	$247,178

		Windstorm - U.S. Multistate - 0.0%†
250,000+(a)(e)		White Heron Re 2021, 6/30/25	$250,025

		Windstorm - U.S. Regional - 0.0%†
500,000	(e)	Isosceles Insurance Ltd., 7/10/23	$487,500
250,000+(a)(e)		Oakmont Re 2017, 4/30/23	7,350
			$494,850
		Total Collateralized Reinsurance	$8,342,460
		Industry Loss Warranties - 0.0%†
		Windstorm - U.S. Regional - 0.0%†
500,000+(a)(e)		Streamsong Re 2021, 1/15/24	$500,875
		Total Industry Loss Warranties	$500,875
		Reinsurance Sidecars - 1.2%
		Multiperil - U.S. - 0.1%
1,500,000+(a)(e)		Carnoustie Re 2017, 11/30/22	$197,700
500,000+(a)(e)		Carnoustie Re 2021, 12/31/24	506,948
1,500,000+(f)		Harambee Re 2019, 12/31/22	5,250
			$709,898
		Multiperil - Worldwide - 1.1%
2,400+(e)		Alturas Re 2019-1, 3/10/23 (144A)	$13,915
12,149+(f)		Alturas Re 2019-2, 3/10/23	16,106
60,078+(f)		Alturas Re 2020-2, 3/10/23	51,715
439,922+(a)(f)		Alturas Re 2021-2, 12/31/24	411,239
1,000,000+(a)(e)		Alturas Re 2021-3, 7/31/25	941,100
750,000+(a)(e)		Bantry Re 2019, 12/31/22	25,473
750,000+(a)(e)		Bantry Re 2021, 12/31/24	739,275
Face Amount USD ($)			Value
		Multiperil - Worldwide - (continued)
46,259+(a)(e)		Berwick Re 2018-1, 12/31/22	$3,576
1,391,977+(a)(e)		Berwick Re 2019-1, 12/31/22	166,341
1,500,000+(a)(e)		Berwick Re 2021-1, 12/31/24	1,482,000
15,000+(e)		Eden Re II, 3/22/23 (144A)	56,417
100,000+(a)(e)		Eden Re II 2020, 3/22/24 (144A)	53,150
600,000+(a)(e)		Eden Re II Ltd., 3/21/25 (144A)	612,720
900,000+(a)(e)		Eden Re II, Series B, 3/21/25 (144A)	917,640
750,000+(a)(e)		Gleneagles Re 2019, 12/31/22	16,760
500,000+(a)(e)		Gleneagles Re 2021, 12/31/24	490,850
1,500,000+(a)(e)		Gullane Re 2021, 12/31/24	1,440,150
250,000+(a)(f)		Lion Rock Re 2021, 12/31/24	217,650
2,000,000+(a)(e)		Merion Re 2021-2, 12/31/24	1,890,000
1,250,000+(a)(e)		Pangaea Re 2019-1, 2/1/23	26,047
750,000+(e)		Pangaea Re 2020-1, 2/1/24	15,917
1,500,000+(a)(e)		Pangaea Re 2020-1, 12/31/24	1,461,450
500,000+(a)(e)		Rosapenna Re 2021, 7/31/25	485,000
320+(e)		Sector Re V, 3/1/25 (144A)	20,564
500,000+(a)(e)		Sector Re V, 12/1/25 (144A)	523,901
900,000+(a)(e)		Sector Re V, 12/1/25 (144A)	942,964
300,000+(b)(e)		Sector Re V, 3/1/26 (144A)	310,401
250,000+(b)(e)		Sector Re V, 3/1/26 (144A)	258,668
200,000+(e)		Sector Re V, Series 9, Class A, 3/1/24 (144A)	130,286
100,000+(e)		Sector Re V, Series 9, Class C, 12/1/24 (144A)	286,548
1,500,000+(a)(f)		Thopas Re 2019, 12/31/22	59,700
1,000,000+(f)		Thopas Re 2020, 12/31/23	8,000
1,500,000+(a)(f)		Thopas Re 2021, 12/31/24	1,488,900
1,500,000+(a)(f)		Torricelli Re 2021, 7/31/25	1,575,750
1,600,000+(e)		Versutus Re 2019-B, 12/31/22	—
1,500,000+(a)(f)		Viribus Re 2019, 12/31/22	62,700
1,000,000+(a)(f)		Viribus Re 2020, 12/31/23	7,900
898,080+(a)(f)		Viribus Re 2021, 12/31/24	909,575
600,000+(a)(e)		Woburn Re 2019, 12/31/22	155,903
			$18,276,251
		Total Reinsurance Sidecars	$18,986,149
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $55,141,718)	$55,728,664
Principal Amount USD ($)
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.1% of Net Assets*(b)
		Automobiles - 0.2%
497,500		CWGS Group LLC, Initial Term Loan, 3.25% (LIBOR + 250 bps), 6/3/28	$495,842
1,989,691		Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 4.75% (LIBOR + 375 bps), 3/20/25	1,987,203
1,000,000		Superior Industries International, Inc. Replacement Term Loan, 4.087% (LIBOR + 400 bps), 5/22/24	1,000,000
		Total Automobiles	$3,483,045
		Building Materials - 0.1%
997,500		Groupe Solmax, Inc., Initial Term Loan, 5.5% (LIBOR + 475 bps), 5/29/28	$1,000,929
		Total Building Materials	$1,000,929
		Buildings & Real Estate - 0.1%
997,500		SRS Distribution Inc., 2021 Refinancing Term Loan, 4.25% (LIBOR + 375 bps), 6/2/28	$998,622
		Total Buildings & Real Estate	$998,622
		Chemicals - 0.1%
995,000		CPC Acquisition Corp., First Lien Initial Term Loan, 4.5% (LIBOR + 375 bps), 12/29/27	$994,793
		Total Chemicals	$994,793
		Computers & Electronics - 0.3%
994,794	(g)	Energy Acquisition LP, First Lien Initial Term Loan, 6/26/25	$988,370
1,500,000		Polaris Newco LLC, First Lien Dollar Term Loan, 4.5% (LIBOR + 400 bps), 6/2/28	1,505,343
1,492,308		VeriFone Systems, Inc., First Lien Initial Term Loan, 4.129% (LIBOR + 400 bps), 8/20/25	1,463,809
		Total Computers & Electronics	$3,957,522
		Construction - 0.1%
997,500		Artera Services LLC, Tranche B Term Loan, 4.5% (LIBOR + 350 bps), 3/6/25	$995,006
		Total Construction	$995,006
		Construction & Building - 0.1%
1,990,000		CP Atlas Buyer, Inc., Term B Loan, 4.25% (LIBOR + 375 bps), 11/23/27	$1,980,615
		Total Construction & Building	$1,980,615
		Consumer goods: Durable - 0.0%†
975,000		ADS Tactical, Inc., Initial Term Loan, 6.75% (LIBOR + 575 bps), 3/19/26	$983,531
		Total Consumer goods: Durable	$983,531
		Diversified & Conglomerate Service - 0.2%
498,750	(g)	Curia Global, Inc., First Lien 2021 Term Loan, 8/30/26	$499,789
995,000		First Brands Group LLC, First Lien 2021 Term Loan, 6.0% (LIBOR + 500 bps), 3/30/27	1,005,260
Principal Amount USD ($)			Value
		Diversified & Conglomerate Service - (continued)
1,500,000		Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 4.5% (LIBOR + 350 bps), 5/30/25	$1,506,407
		Total Diversified & Conglomerate Service	$3,011,456
		Electronics - 0.1%
1,000,000		CoreLogic, Inc. (fka First American Corp.), First Lien Initial Term Loan, 4.0% (LIBOR + 350 bps), 6/2/28	$1,001,250
		Total Electronics	$1,001,250
		Forest Products - 0.1%
997,500		Schweitzer-Mauduit International, Inc. Term B Loan, 4.5% (LIBOR + 375 bps), 2/9/28	$996,877
		Total Forest Products	$996,877
		Gaming & Hotels - 0.0%†
500,000		Lucky Bucks LLC, Term Loan, 6.25% (LIBOR + 550 bps), 7/30/27	$492,500
		Total Gaming & Hotels	$492,500
		Healthcare - 0.1%
1,250,000	(g)	ANI Pharmaceuticals, Inc., Term Loan B, 5/24/27	$1,257,812
		Total Healthcare	$1,257,812
		Healthcare & Pharmaceuticals - 0.1%
994,924		Curium BidCo S.a.r.l., Facility B (USD) Term Loan, 4.132% (LIBOR + 400 bps), 7/9/26	$996,168
		Total Healthcare & Pharmaceuticals	$996,168
		Healthcare, Education & Childcare - 0.1%
994,924	(g)	U.S. Renal Care, Inc., Initial Term Loan, 6/26/26	$991,193
		Total Healthcare, Education & Childcare	$991,193
		Leasing - 0.0%†
994,845		IBC Capital I Ltd., First Lien Tranche B-1 Term Loan, 3.87% (LIBOR + 375 bps), 9/11/23	$980,233
		Total Leasing	$980,233
		Leisure & Entertainment - 0.0%†
994,898	(g)	AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 4/22/26	$921,022
		Total Leisure & Entertainment	$921,022
		Machinery - 0.0%†
770,642		Engineered Components & Systems LLC, First Lien Initial Term Loan, 6.5% (LIBOR + 600 bps), 8/2/28	$768,716
		Total Machinery	$768,716
		Professional & Business Services - 0.2%
500,000		APX Group, Inc., Initial Term Loan, 4.0% (LIBOR + 350 bps), 7/10/28	$499,166
500,000		ArchKey Holdings, Inc., First Lien Initial Term Loan, 6.0% (LIBOR + 525 bps), 6/29/28	501,563
500,000		Arcline FM Holdings LLC, First Lien Initial Term Loan, 5.5% (LIBOR + 475 bps), 6/23/28	501,250
1,989,848		Clear Channel Outdoor Holdings, Inc. Term B Loan, 3.63% (LIBOR + 350 bps), 8/21/26	1,960,746
		Total Professional & Business Services	$3,462,725
		Retail - 0.1%
997,449		Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.626% (LIBOR + 450 bps), 9/12/24	$975,185
500,000		Torrid LLC, Closing Date Term Loan, 6.25% (LIBOR + 550 bps), 6/14/28	505,000
		Total Retail	$1,480,185
		Retailing - 0.0%†
500,000		AT Home Group, Inc., Initial Term Loan, 4.75% (LIBOR + 425 bps), 7/24/28	$498,985
		Total Retailing	$498,985
		Securities & Trusts - 0.1%
1,500,000		Mercury Borrower, Inc., First Lien Initial Term Loan, 4.0% (LIBOR + 350 bps), 8/2/28	$1,497,750
		Total Securities & Trusts	$1,497,750
		Utilities - 0.0%†
999,889		Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	$890,526
		Total Utilities	$890,526
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $33,546,755)	$33,641,461
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.7% of Net Assets
31,440,000	(h)	U.S. Treasury Bills, 11/26/21	$31,438,766
28,560,000	(h)	U.S. Treasury Bills, 12/2/21	28,558,519
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $59,999,263)	$59,997,285
Shares
		EQUITY LINKED NOTES - 9.7% of Net Assets
		Advertising - 0.2%
123,400		Credit Suisse AG (Outfront Media, Inc.), 15.10%, 3/22/22	$2,948,643
		Total Advertising	$2,948,643
		Aerospace & Defense - 0.5%
189,500		Merrill Lynch International & Co. CV (Spirit AeroSystems Holdings, Inc.), 20.36%, 12/27/21	$7,515,570
		Total Aerospace & Defense	$7,515,570
		Banks - 0.7%
118,700	(a)	Credit Suisse AG (Citigroup, Inc.), 11.65%, 12/13/21	$7,458,158
92,900		JP Morgan Structured Products BV (Wells Fargo & Co.), 9.11%, 4/19/22	4,075,000
		Total Banks	$11,533,158
		Beverages - 0.6%
46,900		BNP Paribas Issuance BV (Constellation Brands, Inc.), 6.76%, 4/19/22	$10,273,445
		Total Beverages	$10,273,445
Shares			Value
		Chemicals - 0.2%
116,100		Toronto-Dominion Bank (Mosaic Co.), 15.87%, 4/1/22	$3,904,199
		Total Chemicals	$3,904,199
		Commercial Services & Supplies - 0.5%
426,200		Merrill Lynch International & Co. CV (Compass Group Plc), 8.7%, 2/22/22	$8,971,510
		Total Commercial Services & Supplies	$8,971,510
		Consumer Finance - 0.2%
51,730		Royal Bank of Canada (Aercap Holdings NV), 15.34%, 4/4/22	$3,024,394
		Total Consumer Finance	$3,024,394
		Electric Utilities - 0.2%
113,000		Merrill Lynch International & Co. CV (First Energy Corp.), 11.67%, 12/21/21	$3,795,139
		Total Electric Utilities	$3,795,139
		Health Care Providers & Services - 0.4%
180,600		BNP Paribas Issuance BV (Elanco Animal Health, Inc.), 11.87%, 3/7/22	$5,952,576
		Total Health Care Providers & Services	$5,952,576
		Healthcare-Services - 0.3%
66,000		Toronto-Dominion Bank (Centene Corp.), 9.25%, 1/14/22	$4,391,013
		Total Healthcare-Services	$4,391,013
		Hotels, Restaurants & Leisure - 0.5%
52,900		BNP Paribas Issuance BV (Marriott International, Inc.), 11.09%, 3/1/22	$7,614,161
		Total Hotels, Restaurants & Leisure	$7,614,161
		Information Technology - 0.5%
148,200		JP Morgan Structured Products BV (Cisco Systems, Inc.), 8.05%, 3/29/22	$7,900,542
		Total Information Technology	$7,900,542
		Insurance - 0.4%
146,000		BNP Paribas Issuance BV (Hartford Financial Services Group), 11.59%, 11/23/21	$7,493,596
		Total Insurance	$7,493,596
		Interactive Media & Services - 0.9%
25,800		Merrill Lynch International & Co. CV (Facebook, Inc.), 10.38%, 3/1/22	$7,581,846
26,000		Royal Bank of Canada (Facebook, Inc.), 10.85%, 2/11/22 (144A)	7,615,660
		Total Interactive Media & Services	$15,197,506
		Internet & Direct Marketing Retail - 0.6%
31,400		Royal Bank of Canada (Alibaba Group Holdings, Ltd.), 10.39%, 4/21/22	$5,546,496
25,700		Royal Bank of Canada (Alibaba Group Holdings, Ltd.), 12.92%, 2/11/22 (144A)	4,528,469
		Total Internet & Direct Marketing Retail	$10,074,965
		Iron & Steel - 0.4%
38,500		Royal Bank of Canada (Stanley Black & Decker, Inc.), 10.02%, 2/14/22 (144A)	$6,952,908
		Total Iron & Steel	$6,952,908
		Metals & Mining - 0.4%
239,800		Credit Suisse AG (Teck Resources, Ltd.), 17.1%, 3/7/22	$6,077,731
		Total Metals & Mining	$6,077,731
		Oil, Gas & Consumable Fuels - 1.0%
24,800		BNP Paribas Issuance BV (CW Corp. of Delaware), 8.92%, 11/30/21 (144A)	$3,758,365
119,700		JP Morgan Structured Products BV (Marathon Petroleum Corp.), 18.4%, 11/10/21	4,244,080
1,130,400	(a)	Merrill Lynch International & Co. CV (INPEX Corp.), 10.57%, 2/15/22	7,686,996
		Total Oil, Gas & Consumable Fuels	$15,689,441
		Semiconductors & Semiconductor Equipment - 0.9%
54,700		BNP Paribas Issuance BV (Micron Technology, Inc.), 12.58%, 11/23/21 (144A)	$3,686,233
47,400		JP Morgan Structured Products BV (QUALCOMM, Inc.), 11.5%, 11/17/21	6,418,695
59,400		Royal Bank of Canada (Micron Technology, Inc.), 12.78%, 11/30/21 (144A)	3,986,631
		Total Semiconductors & Semiconductor Equipment	$14,091,559
		Transportation - 0.3%
100,300		UBS AG (Knight-Swift Transportation), 9.85%, 11/23/21	$4,406,179
		Total Transportation	$4,406,179
		TOTAL EQUITY LINKED NOTES
		(Cost $152,372,461)	$157,808,235
		INVESTMENT COMPANY - 0.5% of Net Assets
1,806,898		Invesco Senior Income Trust	$8,112,972
		TOTAL INVESTMENT COMPANY
		(Cost $7,682,101)	$8,112,972
		RIGHTS/WARRANTS - 1.1% of Net Assets
		Financial Services - 1.1%
76,400	(a)(i)	JP Morgan Structured Product, 7/5/22	$3,083,504
343,000	(a)(j)	JP Morgan Structured Product, 9/7/22	5,237,754
49,700	(a)(k)	UBS AG, 5/24/22	10,151,722
		Total Financial Services	$18,472,980
		Health Care Providers & Services - 0.0%†
959,816	(l)	ANR, Inc., 3/31/23	$5,039
		Total Health Care Providers & Services	$5,039
		TOTAL RIGHTS/WARRANTS
		(Cost $17,258,978)	$18,478,019

Number of Contracts	Description	Counterparty		Amount		Strike Price	Expiration Date
EXCHANGE-TRADED CALL OPTION PURCHASED - 0.0%†
375	Call Option on Euro	Citigroup Global Markets, Ltd.	USD	679,687	USD	1.17	3/4/22	$ 473,438
TOTAL EXCHANGE-TRADED CALL OPTION PURCHASED
	(Premiums paid $679,687)							$ 473,438
EXCHANGE-TRADED PUT OPTION PURCHASED - 0.1%
300	Put Option on JPY	Citigroup Global Markets, Ltd.	USD	824,900	USD	89.00	3/4/22	$ 753,750
TOTAL EXCHANGE-TRADED PUT OPTION PURCHASED
	(Premiums paid $824,900)							$ 753,750
OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED - 0.0%†
94,500,000	Put USD Call KRW	Citibank NA	USD	787,500	USD	1,153.55	2/23/22	$ 731,997
TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED
	(Premiums paid $787,500)							$ 731,997
TOTAL OPTIONS PURCHASED
	(Premiums paid $2,292,087)							$ 1,959,185
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 95.3%
	(Cost $1,445,056,672)							$ 1,556,489,153
	OTHER ASSETS AND LIABILITIES - 4.7%							$ 76,510,171
	NET ASSETS - 100.0%							$ 1,632,999,324

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2021, the value of these securities amounted to $254,566,581, or 15.6% of net assets.
(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
†	Amount rounds to less than 0.1%.
*	Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2021.
+	Security that used significant unobservable inputs to determine its value.
(a)	Non-income producing security.
(b)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2021.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2021.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Issued as participation notes.
(f)	Issued as preference shares.
(g)	This term loan will settle after October 31, 2021, at which time the interest rate will be determined.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	JP Morgan Structured Product warrants are exercisable into 76,400 shares.
(j)	JP Morgan Structured Product warrants are exercisable into 343,000 shares.
(k)	UBS AG warrants are exercisable into 49,700 shares.
(l)	ANR, Inc. warrants are exercisable into 959,816 shares.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alamo Re Ltd.	5/21/2021	$ 1,250,000	$ 1,279,875
Alisa Re 2021	7/12/2021	500,000	509,781
Alturas Re 2019-1	12/20/2018	2,400	13,915
Alturas Re 2019-2	12/19/2018	12,149	16,106
Alturas Re 2020-2	1/1/2020	60,078	51,715
Alturas Re 2021-2	2/16/2021	439,922	411,239
Alturas Re 2021-3	7/1/2021	1,000,000	941,100
Ballybunion Re	12/31/2019	477,266	557,100
Ballybunion Re 2021	8/10/2021	2,000,000	2,061,552
Ballybunion Re 2021-2	8/2/2021	1,500,000	1,500,000
Ballybunion Re 2021-3	8/4/2021	750,000	750,000
Bantry Re 2019	2/1/2019	–	25,473
Bantry Re 2021	1/11/2021	750,000	739,275
Berwick Re 2018-1	1/29/2018	6,757	3,576
Berwick Re 2019-1	2/27/2019	166,329	166,341
Berwick Re 2021-1	12/28/2020	1,500,000	1,482,000
Bonanza Re	12/15/2020	500,000	509,050
Bonanza Re	2/13/2020	700,000	714,770
Caelus Re VI	4/9/2021	252,684	259,350
Cape Lookout Re	3/9/2021	1,000,000	1,008,000
Carnoustie Re 2017	1/3/2017	356,635	197,700
Carnoustie Re 2021	1/11/2021	500,000	506,948
Cypress Re 2017	1/24/2017	2,353	70
Denning Re 2021	7/23/2021	489,146	496,550
Dingle Re 2019	3/4/2019	–	6,158
Dingle Re 2020	2/13/2020	232,875	258,623
Easton Re Pte	12/15/2020	1,250,000	1,266,125
Eden Re II	12/14/2018	4,320	56,417
Eden Re II 2020	12/23/2019	100,000	53,150
Eden Re II Ltd.	12/14/2020	600,000	612,720
Eden Re II, Series B	1/25/2021	900,000	917,640
First Coast Re III Pte Ltd.	3/4/2021	1,250,000	1,284,750
FloodSmart Re	2/16/2021	1,350,000	1,275,885
FloodSmart Re	2/9/2021	504,240	486,550
Four Lakes Re	11/5/2020	500,000	507,350
Four Lakes Re	11/5/2020	500,000	509,750
Gleneagles Re 2019	1/24/2019	–	16,760
Gleneagles Re 2021	1/13/2021	500,000	490,850
Gullane Re 2021	1/13/2021	1,500,000	1,440,150
Harambee Re 2019	12/20/2018	–	5,250
Herbie Re	10/19/2020	500,000	530,250
International Bank for Reconstruction & Development	7/19/2021	750,000	757,350
Isosceles Insurance Ltd.	6/25/2021	500,000	487,500
Isosceles Re 2021	7/19/2021	227,760	248,575
Kilimanjaro III Re	4/8/2021	250,000	255,650
Kilimanjaro III Re	4/8/2021	250,000	251,325
Kilimanjaro III Re	4/8/2021	250,000	251,625
Kilimanjaro III Re	4/8/2021	250,000	254,950
Kilimanjaro III Re	4/8/2021	250,000	257,250
Kilimanjaro III Re	4/8/2021	250,000	255,125
Limestone Re	1/3/2020	37,634	89,250
Limestone Re 2019-A	12/27/2018	15,143	–
Limestone Re 2019-B	12/15/2016	11,024	–
Lion Rock Re 2021	12/30/2020	250,000	217,650
Long Point Re III 2018	3/1/2019	750,089	754,875
Matterhorn Re	11/24/2020	2,001,418	2,016,400
Matterhorn Re	11/24/2020	750,737	764,025
Matterhorn Re	4/9/2021	495,400	497,500
Matterhorn Re	4/9/2021	501,775	504,100
Matterhorn Re 2020-2	4/9/2021	250,212	250,450
Merion Re 2021-1	1/8/2021	216,019	205,000
Merion Re 2021-2	12/28/2020	2,000,000	1,890,000
Merna Reinsurance II Ltd.	6/8/2021	750,000	770,775
Mona Lisa Re	4/9/2021	252,643	252,475
Mona Lisa Re	6/22/2021	500,000	506,250
Mystic Re IV Ltd.	6/9/2021	1,748,379	1,767,675
Mystic Re IV, Ltd.	12/15/2020	500,000	513,650
Mystic Re IV, Ltd.	6/9/2021	500,000	499,500
Northshore Re II	12/2/2020	1,000,000	1,031,500
Oakmont Re 2017	5/10/2017	–	7,350
Old Head Re 2021	1/11/2021	189,819	240,647
Pangaea Re 2019-1	1/9/2019	13,123	26,047
Pangaea Re 2020-1	1/19/2021	1,500,000	1,461,450
Pangaea Re 2020-1	1/21/2020	–	15,917
Residential Reinsurance 2020	10/30/2020	1,005,937	1,028,900
Resilience Re	2/8/2017	339	–
Rosapenna Re 2021	7/16/2021	500,000	485,000
Sakura RE, Ltd.	3/24/2021	250,000	254,300
Sakura RE, Ltd.	3/24/2021	500,000	510,100
Sanders Re II	4/9/2021	253,988	253,125
Sanders RE II Ltd.	5/24/2021	1,250,000	1,262,500
Sector Re V	5/21/2021	300,000	310,401
Sector Re V	4/29/2020	320	20,564
Sector Re V	12/21/2020	900,000	942,964
Sector Re V	12/4/2020	500,000	523,901
Sector Re V, Ltd.	4/26/2021	250,000	258,668
Sector Re V, Series 9, Class A	4/23/2019	200,000	130,286
Sector Re V, Series 9, Class C	12/4/2019	100,000	286,548
Shadow Creek Re 2021	8/31/2021	242,416	247,178
Streamsong Re 2021	6/29/2021	465,437	500,875
Sussex Capital UK Pcc, Ltd.	12/7/2020	1,250,000	1,292,125
Thopas Re 2019	12/21/2018	31,444	59,700
Thopas Re 2020	2/5/2020	–	8,000
Thopas Re 2021	12/30/2020	1,500,000	1,488,900
Torrey Pines Re Pte, Ltd.	3/12/2021	500,000	500,550
Torricelli Re 2021	7/1/2021	1,500,000	1,575,750
Versutus Re 2019-B	12/24/2018	–	–
Viribus Re 2019	12/27/2018	–	62,700
Viribus Re 2020	3/12/2020	101,920	7,900
Viribus Re 2021	2/1/2021	898,080	909,575
Vista Re, Ltd.	4/26/2021	500,000	509,000
Vitality Re XI	1/31/2020	248,792	244,425
Walton Health Re 2019	7/18/2019	185,097	252,101
Walton Health Re 2021	6/28/2021	214,000	175,000
White Heron Re 2021	6/9/2021	240,483	250,025
Woburn Re 2019	1/30/2019	135,136	155,903
Total Restricted Securities			$ 55,728,664
% of Net assets			3.4%

FUTURES CONTRACTS
INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
112	NASDAQ 100 E-MINI	12/17/21	$ (33,018,535)	$ (35,478,240)	$ (2,459,705)
1,064	S&P 500 E-MINI	12/17/21	(237,229,440)	(244,560,400)	(7,330,960)

TOTAL FUTURES CONTRACTS			$ (270,247,975)	$ (280,038,640)	$ (9,790,665)

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
BRL	-	Brazilian Real
RUB	-	Russian Ruble

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Food & Staples Retailing	$ 15,423,341	$ 14,462,953	$ –	$ 29,886,294
All Other Common Stocks	815,525,431	–	–	815,525,431
Preferred Stock	764,260	–	–	764,260
Asset Backed Securities	–	6,218,635	–	6,218,635
Collateralized Mortgage Obligations	–	62,544,161	–	62,544,161
Commercial Mortgage-Backed Securities	–	3,183,343	–	3,183,343
Convertible Corporate Bonds	–	13,186,890	–	13,186,890
Corporate Bonds	–	245,463,224	–	245,463,224
Foreign Government Bonds	–	43,991,094	–	43,991,094
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Massachusetts	–	–	496,550	496,550
Multiperil - U.S.	–	–	5,133,433	5,133,433
Multiperil - U.S. Regional	–	–	509,781	509,781
Multiperil - Worldwide	–	–	962,068	962,068
Windstorm - Florida	–	–	248,575	248,575
Windstorm - U.S.	–	–	247,178	247,178
Windstorm - U.S. Multistate	–	–	250,025	250,025
Windstorm - U.S. Regional	–	487,500	7,350	494,850
Industry Loss Warranties
Windstorm - U.S. Regional	–	–	500,875	500,875
Reinsurance Sidecars
Multiperil - U.S.	–	–	709,898	709,898
Multiperil - Worldwide	–	–	18,276,251	18,276,251
All Other Insurance-Linked Securities	–	27,899,180	–	27,899,180
Senior Secured Floating Rate Loan Interests	–	33,641,461	–	33,641,461
U.S. Government and Agency Obligations	–	59,997,285	–	59,997,285
Equity Linked Notes	–	157,808,235	–	157,808,235
Investment Company	8,112,972	–	–	8,112,972
Rights/Warrants	–	18,478,019	–	18,478,019
Exchange-Traded Call Option Purchased	–	473,438	–	473,438
Exchange-Traded Put Option Purchased	–	753,750	–	753,750
Over The Counter (OTC) Currency Put Option Purchased	–	731,997	–	731,997
Total Investments in Securities	$ 839,826,004	$ 689,321,165	$ 27,341,984	$ 1,556,489,153
Other Financial Instruments
Net unrealized depreciation on futures contracts	$ (9,790,665)	$ –	$ –	$ (9,790,665)
Total Other Financial Instruments	$ (9,790,665)	$ –	$ –	$ (9,790,665)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance- Linked Securities
Balance as of 7/31/21	$ 27,266,511
Realized gain (loss)	(457)
Changed in unrealized appreciation (depreciation)	(1,021,998)
Accrued discounts/premiums	(2,354)
Purchases	4,492,085
Sales	(2,893,053)
Transfers in to Level 3*	--
Transfers out of Level 3*	(498,750)
Balance as of 10/31/21	$ 27,341,984
*	Transfers are calculated on the beginning of period value. During the three months ended October 31, 2021 security valued at $498,750 was transferred from Level 3 to Level 2, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at October 31, 2021: $(801,434)